Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2022
Organization and principal activities
Details Of Subsidiaries And Variable Interest Entity
Subsidiary	Place of incorporation	Particular of issued and fully paid up capital		Company’s effective interest	Held by the Company	Held by a subsidiary	Principal activities
True Silver Limited	British Virgin Islands		$50,000	100%	100%	-	Investment holding

Chutian Financial Holdings (Hong Kong) Limited	Hong Kong	HK$	10,000	100%	-	100%	Investment holding

Wuhan Chutian Investment Holding Limited.	PRC		$3,000,000	100%	-	100%	Investment holding

Variable interest entity
Hubei Chutian Microfinance Co., Ltd	PRC	RMB	450,000,000	80%	-	80%	Microfinance lender

Schedule Of Accompanying Consolidated Financial
	As of December 31,
	2021	2022
	RMB’000	RMB’000
Total current assets	555,478	556,757
Total non-current assets	42,185	39,233
Total assets	597,663	595,990

Total current liabilities	274,213	297,829
Total liabilities	274,213	297,829
	For the year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Interest income on loans	105,570	20,627	44,797
Net profit/(loss)	23,128	(125,370)	(23,947)